BUSINESS COMBINATION AND ACQUISITIONS	12 Months Ended
Dec. 31, 2021
Business Combination and Acquisitions
2.	BUSINESS COMBINATION AND ACQUISITIONS
BUSINESS COMBINATION
On July 16, 2021, Holley consummated the Business Combination pursuant to the terms of the Merger Agreement, whereby (i) Merger Sub I, a direct wholly owned subsidiary of Empower, merged with and into Holley Intermediate, with Holley Intermediate surviving such merger as a wholly owned subsidiary of Holley (“Merger I”) and (ii) Merger Sub II, a direct wholly owned subsidiary of Empower, merged with and into Holley Intermediate, with Merger Sub II surviving such merger as a wholly owned subsidiary of Holley (“Merger II”).
Pursuant to the Merger Agreement, at the Closing, all outstanding shares of Holley Intermediate common stock as of immediately prior to the effective time of Merger I were cancelled and the Holley Stockholder, the sole stockholder of Holley Intermediate, received $264,718 in cash and 67,673,884 shares of common stock (at a deemed value of $10.00 per share). The Company’s common stock is listed on the NYSE under the symbol “HLLY.”
In connection with the Business Combination, a number of subscribers purchased from the Company an aggregate of 24,000,000 shares of common stock (the “PIPE”), for a purchase price of $10.00 per share, or $240,000 in the aggregate. Per the Merger Agreement, $100,000 of the PIPE proceeds were used to partially pay off Holley’s debt.
Pursuant to the Amended and Restated Forward Purchase Agreement (“A&R FPA”), at the Closing, 5,000,000 shares of the Company’s common stock and 1,666,667 warrants were issued to certain investors for an aggregate purchase price of $50,000. Pursuant to the A&R FPA, each warrant entitles the holder to purchase one share of the Company’s common stock at a price of $11.50 per share (the ”Public Warrants”), subject to certain conditions.
The Company also assumed 8,333,310 Public Warrants and 4,666,667 private placement warrants (the “Private Warrants”, and together with the Public Warrants, the “Warrants”) upon the Business Combination, all of which were issued in connection with Empower’s initial public offering. Each Warrant represents the right to purchase one share of the Company’s common stock at a price of $11.50 per share, subject to certain conditions. The Warrants are exercisable commencing on October 9, 2021 (the one-year
anniversary of Empower’s initial public offering) and expire on July 16, 2026 (five years after the Closing Date). The Public Warrants are listed on the NYSE under the symbol “HLLY WS.”
Additionally, Empower Sponsor Holdings LLC (the “Sponsor”) may be entitled to receive up to 2,187,500 shares of the Company’s common stock vesting in two equal tranches upon achieving certain market share price milestones as outlined in the Merger Agreement during the earn-out
period (“the
“Earn-Out
Shares”). The
Earn-Out
Shares will be forfeited if the applicable conditions are not satisfied before July 16, 2028 (seven years after the Closing Date). The earnout is classified as a liability in the consolidated balance sheet and is re-measured
at fair value with changes in the post-Business Combination fair value recognized in the Company’s consolidated statement of comprehensive income (loss) as non-operating
expense.
The Business Combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP. This determination was primarily based on the Holley Stockholder having a relative majority of the voting power of the Company, the operations of Holley prior to the acquisition comprising the only ongoing operations of the Company, and senior management of Holley comprising the majority of the senior management of the Company. Under this method of accounting, Empower was treated as the acquired company for financial reporting. Accordingly, the Business Combination was accounted for as the equivalent of Holley issuing stock for the net assets of Empower, accompanied by a recapitalization. The net assets of Empower are stated at historical cost, with no goodwill or other intangible assets recorded. Reported amounts from operations included herein prior to the Business Combination are those of Holley Intermediate. The shares and corresponding capital amounts and earnings per share, prior to the Business Combination, have been retroactively restated based on shares received by the Holley Stockholder.

The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows for the year ended December 31, 2021:

Recapitalization
Cash - Empower’s trust and cash (net of redemptions of $99,353 and transaction costs of $44,314)	$107,017
Cash - Forward Purchase Agreement	50,000
Cash - PIPE Financing	240,000

Net cash provided by Business Combination and PIPE Financing	397,017
Less: cash consideration paid to Holley Stockholder	(264,718)

Net contributions from Business Combination and PIPE Financing	$132,299

ACQUISITIONS
During the three years ended December 31, 2021, the Company completed 12 acquisitions. These acquisitions are expected to enhance the Company’s portfolio of products and services in the automotive aftermarket and automotive safety solutions market.
The company accounts for acquisitions using the acquisition method, and accordingly, the purchase price has been allocated based upon the fair value of the assets acquired and liabilities assumed. The valuation of the assets acquired and liabilities assumed is subject to revision. If additional information becomes available, the Company may further revise the purchase price allocation as soon as practical, but no later than one year from the acquisition date; however, material changes are not expected. Goodwill generated by the acquisitions is primarily attributable to the strong market position of the entities acquired.
Purchase price consideration for all acquisitions was paid primarily in cash. All acquisitions were for 100 percent of the acquired business and are reported in the Consolidated Statements of Cash Flows, net of acquired cash and cash equivalents. Acquisition-related costs, including advisory, legal, accounting, valuation and other costs, are typically expensed in the periods in which the costs are incurred and are recorded in acquisition and restructuring costs. The results of operations of acquired businesses are included in the consolidated financial statements from the acquisition date.
In 2021, the Company acquired substantially all the assets of Finspeed, LLC (“Finspeed”), Classic Instruments LLC (“Classic Instruments”), ADS Precision Machining, Inc., doing business as Arizona Desert Shocks (“ADS”), Rocket Performance Machine, Inc., doing business as Rocket Racing Wheels (“Rocket”), and Speartech Fuel Injections Systems, Inc. (“Speartech”). These five acquisitions were individually immaterial business combinations that are material in the aggregate. Cash paid for the five immaterial acquisitions, net of cash acquired, was $19,685, and was funded with borrowings from the Company’s credit facility and cash on hand. The acquisitions resulted in both amortizable and non-amortizable
intangibles and goodwill totaling $13,145. The goodwill and intangibles generated as a result of these acquisitions are deductible for income tax purposes. Pro forma results of operations and the results of operations since the acquisition dates for these immaterial acquisitions have not been separately disclosed because the effects were not significant compared to the consolidated financial statements, individually or in the aggregate. The determination of the final purchase price allocation to specific assets acquired and liabilities assumed may change in future periods as the fair value estimates of inventory and intangibles are completed.
The allocation of the purchase price to the assets acquired and liabilities assumed was based on estimates of the fair value of the net assets as follows:

Cash	$122
Accounts receivable	618
Inventory	3,975
Property, plant and equipment	2,274
Other assets	23
Tradenames	2,608
Customer relationships	2,450
Goodwill	8,087
Accounts payable	(343)
Accrued liabilities	(129)

$19,685

The fair value of the acquired customer relationship intangible assets were estimated using the excess earnings approach. The customer relationship intangible assets are being amortized based on the attrition rate of customers which have an estimated weighted average life of 18 years. The fair value of the acquired tradenames intangible asset was estimated using the relief from royalty method, a form of the income approach. The tradenames were determined to have an indefinite life.
The remaining seven acquisitions completed during the three years ended December 31, 2021 are described below.
Baer, Inc.
On December 23, 2021, the Company acquired substantially all the assets and liabilities of Baer, Inc., doing business as Baer Brakes (“Baer”). Consideration for the assets acquired was cash payments of $22,170. The acquisition resulted in both amortizable and non-amortizable
intangibles and goodwill totaling $19,068. The goodwill and intangibles generated as a result of this acquisition are deductible for income tax purposes. The purchase price was funded with borrowings from the Company’s credit facility and cash on hand. The determination of the final purchase price allocation to specific assets acquired and liabilities assumed may change in future periods as the fair value estimates of inventory and intangibles are completed.
The allocation of the purchase price to the assets acquired and liabilities assumed was based on estimates of the fair value of the net assets as follows:

Accounts receivable	$627
Inventory	1,813
Property, plant and equipment	695
Other assets	76
Tradenames	4,630
Customer relationships	6,075
Goodwill	8,363
Accounts payable	(81)
Accrued liabilities	(28)

$22,170

The fair value of the acquired customer relationship intangible asset was estimated using the excess earnings approach. The customer relationship intangible asset is being amortized based on the attrition rate of customers which was determined to be 20 years. The fair value of the acquired tradenames intangible asset was estimated using the relief from royalty method, a form of the income approach. The tradenames were determined to have an indefinite life.
The contractual value of the accounts receivable acquired was $800.
The Company incurred transaction costs in the amount of $222, which are reflected in operating expenses for the year ended December 31, 2021.
Brothers Mail Order Industries, Inc.
On December 16, 2021, the Company acquired substantially all the assets and liabilities of Brothers Mail Order Industries, Inc., doing business as Brothers Trucks (“Brothers”). Consideration for the assets acquired was cash payments of $25,836. The acquisition resulted in non-amortizable
intangibles and goodwill totaling $24,536. The goodwill and intangibles generated as a result of this acquisition are deductible for income tax purposes. The purchase price was funded with borrowings from the Company’s credit facility and cash on hand. The determination of the final purchase price allocation to specific assets acquired and liabilities assumed may change in future periods as the fair value estimates of inventory and intangibles are completed.

The allocation of the purchase price to the assets acquired and liabilities assumed was based on estimates of the fair value of the net assets as follows:

Accounts receivable	$22
Inventory	1,682
Property, plant and equipment	20
Other assets	13
Tradenames	4,975
Goodwill	19,561
Accounts payable	(34)
Accrued liabilities	(403)

$25,836

The fair value of the acquired tradenames intangible asset was estimated using the relief from royalty method, a form of the income approach. The tradenames were determined to have an indefinite life.
The contractual value of the accounts receivable acquired was $22.
The Company incurred transaction costs in the amount of $191, which are reflected in operating expenses for the year ended December 31, 2021.
Advance Engine Management Inc.
On April 14, 2021, the Company acquired substantially all the assets and liabilities of Advance Engine Management Inc. doing business as AEM Performance Electronics (“AEM”). Consideration for the assets acquired was cash payments of $51,243. The acquisition resulted in both amortizable and non-amortizable
intangibles and goodwill, totaling $44,486. The goodwill and intangibles generated as a result of this acquisition are deductible for income tax purposes. The purchase price was funded from cash on hand.
The determination of the final purchase price allocation to specific assets acquired and liabilities assumed was adjusted to reflect the final fair value estimate of acquired assets and liabilities, as noted below. The allocation of the purchase price to the assets acquired and liabilities assumed was based on estimates of the fair value of the net assets as follows:

	April 14, 2021 (as initially reported)	Measurement Period Adjustments	April 14, 2021 (as adjusted)
Accounts receivable	$3,454	$(61)	$3,393
Inventory	3,892	—	3,892
Property, plant and equipment	1,342	—	1,342
Other assets	493	(91)	402
Tradenames	10,760	—	10,760
Customer relationships	14,640	—	14,640
Patents	1,970	—	1,970
Technology intangibles	110	—	110
Goodwill	17,426	(420)	17,006
Accounts payable	(2,032)	110	(1,922)
Accrued liabilities	(489)	139	(350)

	$51,566	$(323)	$51,243

The fair value of the acquired customer relationship intangible asset was estimated using the excess earnings approach. The customer relationship intangible asset is being amortized based on the attrition rate of customers which was determined to be 20 years. The fair value of the acquired tradenames and patents intangible assets were estimated using the relief from royalty method, a form of the income approach. The tradenames were determined to have an indefinite life. The patents are being amortized over 13 years based on the weighted average remaining life of the patent portfolio.
The contractual value of the accounts receivable acquired was $3,454.
The Company’s results for the year ended December 31, 2021 include $16,593 of net sales and $2,664 of net income from AEM since the date of acquisition. The Company incurred transaction costs in the amount of $2,264, which are reflected in operating expenses for the year ended December 31, 2021.

Drake Automotive Group LLC
On November 11, 2020, the Company acquired Drake Automotive Group LLC (“Drake”). The purchase price was $49,104. The Company acquired 100% of the outstanding member units of Drake. Consideration for the assets acquired consisted of cash payments of $47,104 plus an estimated earn-out
payment of $2,000 based on expected 2020 performance. The
earn-out
payment of $2,000 was paid in March 2021. The acquisition resulted in both amortizable and non-amortizable
intangibles and goodwill, totaling $32,441. The goodwill and intangibles generated as a result of this acquisition are deductible for income tax purposes. The purchase price was funded from the proceeds of debt and cash on hand.
The allocation of the purchase price to the assets acquired and liabilities assumed was based on estimates of the fair value of the net assets as follows:

Cash	$205
Accounts receivable	3,947
Inventory	14,198
Property, plant and equipment	1,296
Other assets	189
Tradenames	7,715
Customer relationships	17,175
Goodwill	7,551
Accounts payable	(2,524)
Accrued liabilities	(648)

$49,104

The fair value of the acquired customer relationship intangible asset was estimated using the excess earnings approach. The customer relationship intangible asset is being amortized based on the attrition rate of customers which was determined to be 20 years. The fair value of the acquired tradenames intangible asset was estimated using the relief from royalty method, a form of the income approach. The tradenames were determined to have an indefinite life.
The contractual value of the accounts receivable acquired was $4,155.
Simpson Performance Products, Inc.
On November 16, 2020, the Company acquired Simpson Performance Products, Inc. (“Simpson”). The purchase price was $117,409. The Company acquired 100% of the outstanding common stock of Simpson. Consideration for the assets acquired consisted of cash payments of $110,209 and an earnout initially valued at $7,200. The acquisition resulted in both amortizable and non-amortizable
intangibles and goodwill, totaling $107,618. The goodwill and intangibles generated as a result of this acquisition are not deductible for income tax purposes. The purchase price was funded from the proceeds of debt and cash on hand.
The purchase agreement included a potential contingent payment based on the performance for the twelve months ended October 3, 2021. The seller could earn up to an additional $25,000. The fair value of this contingent payment was initially determined to be $7,200 using the “Bull Call” option strategy utilizing the option values from the Black-Scholes Option Pricing Model. Based on actual performance and updated projections of Simpson’s performance for the earn-out
period, the fair value of the contingent payment was determined to be $24,373, resulting in an adjustment of $17,173, which is recognized in acquisition and restructuring costs in the consolidated statement of comprehensive income for the year ended December 31, 2021.
The determination of the final purchase price allocation to specific assets acquired and liabilities assumed was adjusted to reflect the final fair value estimate of finished goods inventory, as noted below. The allocation of the purchase price to the assets acquired and liabilities assumed was based on estimates of the fair value of the net assets as follows:

	November 16, 2020 (as initially reported)	Measurement Period Adjustments	November 16, 2020 (as adjusted)
Cash	$7,715	$—	$7,715
Accounts receivable	3,894	—	3,894
Inventory	19,265	(770)	18,495
Property, plant and equipment	5,952	—	5,952
Other assets	1,613	—	1,613
Tradenames	23,980	—	23,980
Customer relationships	28,770	—	28,770
Patents	2,720	—	2,720
Goodwill	51,305	(893)	50,412
Accounts payable	(2,483)	—	(2,483)
Accrued liabilities	(7,787)	361	(7,426)
Deferred tax liability	(12,993)	1,375	(11,618)
Debt	(4,615)	—	(4,615)

	$117,336	$73	$117,409

The fair value of the acquired customer relationship intangible asset was estimated using the excess earnings approach. The customer relationship intangible asset is being amortized based on the attrition rate of customers which was determined to be 20 years. The fair value of the acquired tradenames and patents intangible assets were estimated using the relief from royalty method, a form of the income approach. The tradenames were determined to have an indefinite life. The patents are being amortized over 10 years based on the weighted average remaining life of the patent portfolio.
The contractual value of the accounts receivable acquired was $3,894.
Detroit Speed, Inc.
On December 18, 2020, the Company acquired Detroit Speed, Inc. (“Detroit Speed”). The purchase price was $11,297. The Company acquired substantially all of the assets and liabilities of Detroit Speed. Consideration for the assets acquired includes cash payments of $9,297 and Class A Units of Parent of $2,000. The acquisition resulted in both amortizable and non-amortizable
intangibles and goodwill, totaling $4,323. The goodwill and intangibles generated as a result of this acquisition are partially deductible for income tax purposes. The purchase price was funded from cash on hand and distribution of Class A Units of Parent.
The allocation of the purchase price to the assets acquired and liabilities assumed was based on estimates of the fair value of the net assets as follows:

	November 16, 2020 (as initially reported)	Measurement Period Adjustments	November 16, 2020 (as adjusted)
Cash	$1,784	$—	$1,784
Accounts receivable	418	—	418
Inventory	3,478	(324)	3,154
Property, plant and equipment	3,040	—	3,040
Other assets	215	—	215
Tradenames	1,127	—	1,127
Customer relationships	560	—	560
Goodwill	2,636	159	2,795
Accounts payable	(668)	—	(668)
Accrued liabilities	(1,019)	500	(519)
Deferred tax liability	(274)	—	(274)

	$11,297	$335	$11,632

The fair value of the acquired customer relationship intangible asset was estimated using the excess earnings approach. The customer relationship intangible asset is being amortized based on the attrition rate of customers which was determined to be 10 years. The fair value of the acquired tradenames intangible asset was estimated using the relief from royalty method, a form of the income approach. The tradenames were determined to have an indefinite life.
The contractual value of the accounts receivable acquired was $418.
Range Technologies Inc.
On October 18, 2019, the Company acquired Range Technologies Inc. (“Range”). The Company acquired 100% of the issued and outstanding common stock of Range. The purchase price was cash consideration of $7,239. The acquisition resulted in both amortizable and non-amortizable
intangibles and goodwill, totaling $8,277. The goodwill and intangibles generated as a result of this acquisition are not deductible for income tax purposes. The purchase price was cash funded.
The allocation of the purchase price to the assets acquired and liabilities assumed was based on estimates of the fair value of the net assets as follows:

Cash	$218
Accounts receivable	94
Inventory	231
Property, plant and equipment	7
Other assets	60
Tradename	510
Technology intangible	5,695
Goodwill	2,072
Accounts payable	(64)
Accrued liabilities	(4)
Deferred tax liability	(1,580)

$7,239

The fair value of the acquired technology intangible asset was estimated using the relief from royalty method, a form of the income approach. The technology intangible asset is being amortized over the estimated lifecycle of the technology which was determined to be 14 years. The fair value of the acquired tradename intangible asset was estimated using the relief from royalty method, a form of the income approach. The tradename was determined to have an indefinite life.
The contractual value of the accounts receivable acquired was $94.
The following table provides the unaudited consolidated pro forma results for the periods presented as if Baer, Brothers, AEM, Drake, Simpson, and Detroit Speed had been acquired as of January 1, 2020.

	For the years ended
	December 31, 2021	December 31, 2020
Pro forma net sales	$727,369	$631,560
Pro forma net income (loss)	(8,464)	31,435
The following table presents the supplemental and unaudited pro forma results as if Range, Drake, Simpson and Detroit Speed had been acquired as of January 1, 2019:

	For the years ended
	December 31, 2020	December 31, 2019
Pro forma net sales	$584,270	$461,418
Pro forma net income (loss)	37,304	(8,799)
The pro forma results include the effects of the amortization of purchased intangible assets and acquired inventory step-up.
The pro forma results are based upon unaudited financial information of the acquired entity and are presented for informational purposes only and are not necessarily indicative of the results of future operations or the results that would have occurred had the acquisitions taken place in the periods noted.